Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows provided by (used in) operating activities
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (634)	$ 346	$ 117
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	148	153	168
Gains (Losses) on Extinguishment of Debt	6	0	0
Deferred tax benefit	322	(394)	(28)
Non-cash asset impairments and accelerated depreciation	181	31	35
Unrealized foreign currency losses	(31)	16	(1)
Other non-cash adjustments	(3)	8	0
Net change in assets and liabilities:
Accounts receivable	(71)	35	(43)
Inventories	9	(10)	18
Accounts and drafts payable	59	44	(14)
Income taxes payable	6	(6)	(1)
Other assets, current and non-current	11	43	(34)
Other liabilities, current and long-term	77	(89)	(46)
Net cash provided by (used in) operating activities	80	177	171
Cash flows (used in) provided by investing activities
Capital expenditures	(144)	(133)	(139)
Capitalized interest	(1)	0	(1)
Proceeds from the sale of (purchases of) debt securities, net	(3)	2	(2)
Change in restricted cash	4	(15)	3
Funds remitted to unconsolidated affiliates	(13)	(3)	(4)
Proceeds from sale of business, net of cash transferred	0	0	173
Proceeds from sale of assets	7	11	3
Net cash (used in) provided by investing activities	(150)	(138)	33
Cash flows used in financing activities
Net short-term debt (repayments) borrowings	15	(7)	14
Borrowings of long-term debt	1,135	453	496
Repayments of long-term debt	(1,058)	(487)	(538)
Proceeds from (Repayments of) Related Party Debt	0	(2)	0
Repayment of advance from affiliates	0	(7)	(100)
Capital contribution from parent	0	16	189
Long-term debt and credit facility financing fees	(40)	(14)	(2)
Distribution paid to parent	0	(11)	(2)
Net cash used in financing activities	52	(59)	57
Effect of exchange rates on cash and cash equivalents	(4)	5	(5)
Decrease in cash and cash equivalents	(22)	(15)	256
Cash and cash equivalents (unrestricted) at beginning of period	401	416	160
Cash and cash equivalents (unrestricted) at end of period	379	401	416
Supplemental disclosures of cash flow information
Interest, net	275	250	259
Income taxes, net of cash refunds	2	17	24
Non-cash financing activity:
Non-cash issuance of debt in exchange for loans of parent	200	0	0
Non-cash distribution declared to parent	208	0	0
Forgiveness of Note Receivable from Parent	24	0	0
Non-cash capital contribution from parent	$ 0	$ 218	$ 0